Long-Term Debt (Summary of Long-Term Debt) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [Line Items]
Add net unamortized fair value adjustments	$ 294	$ 310
Less net unamortized debt issue costs	(83)	(72)
Non-current portion of non-current borrowings	8,913	8,040
Other Long-Term Debt	0	7
Other credit facilities	42	165
Current portion of non-current borrowings	$ 512	542
Information Whether Entity Complied With Any Externally Imposed Capital Requirements	We are subject to certain customary covenants including limitation on liens, merger and change of control covenants, and customary events of default. As calculated in Note 24, we were in compliance with these covenants as at December 31, 2023.
South America Retail [Member]
Disclosure of detailed information about borrowings [Line Items]
Other credit facilities	$ 40	162
Carrying Amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	9,425	8,582
Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	$ 9,214	8,344
Other credit facilities [Member] | South America Retail [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	2.30%
Other facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Other borrowings	$ 2	3
Other facilities [Member] | Other sites [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.00%
Commercial Paper [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.50%
Commercial Paper [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.90%
Notes Issued Note One [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	1.90%
Maturity	May 13, 2023
Debentures issued	$ 0	500
Notes Issued Note Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.90%
Maturity	November 7, 2024
Debentures issued	$ 500	500
Notes Issued Note Three [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.00%
Maturity	April 1, 2025
Debentures issued	$ 500	500
Notes Issued Note Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.95%
Maturity	November 7, 2025
Debentures issued	$ 500	500
Notes Issued Note Five [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.00%
Maturity	December 15, 2026
Debentures issued	$ 500	500
Notes Issued Note Six [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.90%
Maturity	March 27, 2028
Debentures issued	$ 750	0
Notes Issued Note Seven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.20%
Maturity	April 1, 2029
Debentures issued	$ 750	750
Notes Issued Note Eight [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	2.95%
Maturity	May 13, 2030
Debentures issued	$ 500	500
Notes Issued Note Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.125%
Maturity	March 15, 2035
Debentures issued	$ 450	450
Debentures Issued Note Ten [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.125%
Maturity	May 23, 2036
Debentures issued	$ 212	212
Debentures Issued Note Eleven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.875%
Maturity	December 1, 2036
Debentures issued	$ 500	500
Debentures Issued Note Twelve [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.625%
Maturity	December 1, 2040
Debentures issued	$ 500	500
Debentures Issued Note Thirteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	6.125%
Maturity	January 15, 2041
Debentures issued	$ 401	401
Debentures Issued Note Fourteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.90%
Maturity	June 1, 2043
Debentures issued	$ 500	500
Debentures Issued Note Fifteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.25%
Maturity	January 15, 2045
Debentures issued	$ 489	489
Debentures Issued Note Sixteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.00%
Maturity	April 1, 2049
Debentures issued	$ 750	750
Debentures Issued Note Seventeen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.95%
Maturity	May 13, 2050
Debentures issued	$ 500	500
Debentures Issued Note Eighteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.80%
Maturity	March 27, 2053
Debentures issued	$ 750	0
Debentures Issued Note Nineteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.80%
Maturity	February 1, 2027
Debentures issued	$ 120	$ 120